Debt (Tables)	12 Months Ended
Sep. 27, 2014
Summary of Cash Flows Associated With Issuance and Maturities of Commercial Paper

The following table provides a summary of cash flows associated with the issuance and maturities of Commercial Paper for 2014 (in millions):

Maturities less than 90 days:
Proceeds from (repayments of) commercial paper, net	$1,865

Maturities greater than 90 days:
Proceeds from commercial paper	4,771
Repayments of commercial paper	(330)

Maturities greater than 90 days, net	4,441

Total proceeds from issuance of commercial paper, net	$6,306

Summary of Long-Term Debt

The following table provides a summary of the Company’s long-term debt as of September 27, 2014 and September 28, 2013:

	2014		2013
	Amount (in millions)	Effective Interest Rate	Amount (in millions)	Effective Interest Rate
Floating-rate notes due 2016	$1,000	0.51%	$1,000	0.51%
Floating-rate notes due 2017	1,000	0.31%	0	0
Floating-rate notes due 2018	2,000	1.10%	2,000	1.10%
Floating-rate notes due 2019	1,000	0.54%	0	0
Fixed-rate 0.45% notes due 2016	1,500	0.51%	1,500	0.51%
Fixed-rate 1.05% notes due 2017	1,500	0.30%	0	0
Fixed-rate 1.00% notes due 2018	4,000	1.08%	4,000	1.08%
Fixed-rate 2.10% notes due 2019	2,000	0.53%	0	0
Fixed-rate 2.85% notes due 2021	3,000	0.79%	0	0
Fixed-rate 2.40% notes due 2023	5,500	2.44%	5,500	2.44%
Fixed-rate 3.45% notes due 2024	2,500	0.90%	0	0
Fixed-rate 3.85% notes due 2043	3,000	3.91%	3,000	3.91%
Fixed-rate 4.45% notes due 2044	1,000	4.48%	0	0

Total borrowings	29,000		17,000

Unamortized discount	(52)		(40)
Hedge accounting fair value adjustments	39		0

Total long-term debt	$28,987		$16,960

Future Principal Payments for Notes	Future principal payments for the Company’s Notes as of September 27, 2014, are as follows (in millions):

2015	$0
2016	2,500
2017	2,500
2018	6,000
2019	3,000
Thereafter	15,000

Total	$29,000